UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2012
                                                 ------------------------

Check here if Amendment [  ]; Amendment Number:
                                                 -------

This Amendment (Check only one.):              [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           ---------------------------------------------
Address:   10250 Constellation Boulevard
           ---------------------------------------------
           Suite 2950
           ---------------------------------------------
           Los Angeles, California  90067
           ---------------------------------------------

Form 13F File Number:    028-11141
                        -----------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    C. Martin Meekins
         --------------------------------------------------------
Title:   General Counsel and Chief Compliance Officer
         --------------------------------------------------------
Phone:   310-843-3071
         --------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

    /s/ C. Martin Meekins              Los Angeles, California       05/15/2012
---------------------------------  -------------------------------  -----------
       [Signature]                       [City, State]                [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:  $    2,961,762
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AAR CORP                     NOTE 1.750% 2/0  000361AH8    5,948  6,000,000 PRN      SOLE                 6,000,000      0    0
ADOBE SYS INC                COM              00724F101   65,189  1,900,000 SH       SOLE                 1,900,000      0    0
AGNICO EAGLE MINES LTD       COM              008474108   16,690    500,000 SH  CALL SOLE                   500,000      0    0
AGNICO EAGLE MINES LTD       COM              008474108   26,704    800,000 SH       SOLE                   800,000      0    0
AMYLIN PHARMACEUTICALS INC   COM              032346108    9,984    400,000 SH       SOLE                   400,000      0    0
ARRIS GROUP INC              NOTE 2.000%11/1  04269QAC4   13,451 13,075,000 PRN      SOLE                13,075,000      0    0
BALLY TECHNOLOGIES INC       COM              05874B107  101,260  2,165,992 SH       SOLE                 2,165,992      0    0
BARD C R INC                 COM              067383109   29,616    300,000 SH       SOLE                   300,000      0    0
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113    1,196    312,780 SH       SOLE                   312,780      0    0
CHARLES RIV LABS INTL INC    COM              159864107   49,317  1,366,500 SH       SOLE                 1,366,500      0    0
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7    7,857  6,970,000 PRN      SOLE                 6,970,000      0    0
COMVERSE TECHNOLOGY INC      COM PAR $0.10    205862402    8,813  1,282,775 SH       SOLE                 1,282,775      0    0
CORELOGIC INC                COM              21871D103    3,949    241,977 SH       SOLE                   241,977      0    0
DIGITAL RIV INC              NOTE 2.000%11/0  25388BAD6   19,271 20,000,000 PRN      SOLE                20,000,000      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   53,359  1,138,200 SH       SOLE                 1,138,200      0    0
DOLLAR FINL CORP             NOTE 2.875% 6/3  256664AB9    7,286  7,130,000 PRN      SOLE                 7,130,000      0    0
EL PASO CORP                 COM              28336L109  140,623  4,758,800 SH       SOLE                 4,758,800      0    0
EOG RES INC                  COM              26875P101   80,548    725,000 SH       SOLE                   725,000      0    0
EURONET WORLDWIDE INC        NOTE 3.500%10/1  298736AF6   10,863 10,876,000 PRN      SOLE                10,876,000      0    0
FIRST AMERN FINL CORP        COM              31847R102    4,024    241,977 SH       SOLE                   241,977      0    0
GENERAL CABLE CORP DEL NEW   NOTE 0.875%11/1  369300AD0   18,711 19,108,000 PRN      SOLE                19,108,000      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    2,821    253,355 SH       SOLE                   253,355      0    0
GLOBAL EAGLE ACQUISITION COR *W EXP 05/13/201 37951D110      596  1,191,250 SH       SOLE                 1,191,250      0    0
GLOBAL EAGLE ACQUISITION COR COM              37951D102   11,640  1,200,000 SH       SOLE                 1,200,000      0    0
GOODRICH CORP                COM              382388106  153,413  1,223,000 SH       SOLE                 1,223,000      0    0
GREATBATCH INC               SDCV 2.250% 6/1  39153LAB2   20,217 20,233,000 PRN      SOLE                20,233,000      0    0
HOME INNS & HOTELS MGMT INC  NOTE 2.000%12/1  43713WAB3    2,286  3,000,000 PRN      SOLE                 3,000,000      0    0
HOME LN SERVICING SOLUTIONS  ORD SHS          G6648D109   11,152    800,000 SH       SOLE                   800,000      0    0
HSN INC                      COM              404303109    3,900    102,550 SH       SOLE                   102,550      0    0
KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0  501242AT8    8,020  8,000,000 PRN      SOLE                 8,000,000      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104   95,450  5,000,000 SH       SOLE                 5,000,000      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106   48,483    550,000 SH       SOLE                   550,000      0    0
LIFE TECHNOLOGIES CORP       COM              53217V109  111,066  2,275,000 SH       SOLE                 2,275,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   19,385    391,300 SH       SOLE                   391,300      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   52,725    750,000 SH       SOLE                   750,000      0    0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   20,589 15,578,000 PRN      SOLE                15,578,000      0    0
OLD REP INTL CORP            NOTE 8.000% 5/1  680223AF1    3,899  3,850,000 PRN      SOLE                 3,850,000      0    0
ON SEMICONDUCTOR CORP        NOTE 1.875%12/1  682189AD7    6,438  4,800,000 PRN      SOLE                 4,800,000      0    0
ON SEMICONDUCTOR CORP        NOTE 4/1         682189AE5   23,682 23,672,000 PRN      SOLE                23,672,000      0    0
POPULAR INC                  COM              733174106   61,103 29,806,160 SH       SOLE                29,806,160      0    0
REGIS CORP MINN              NOTE 5.000% 7/1  758932AA5   16,005 12,000,000 PRN      SOLE                12,000,000      0    0
RF MICRODEVICES INC          NOTE 0.750% 4/1  749941AG5   14,791 14,800,000 PRN      SOLE                14,800,000      0    0
RF MICRODEVICES INC          NOTE 1.000% 4/1  749941AJ9   15,658 15,624,000 PRN      SOLE                15,624,000      0    0
ROCK-TENN CO                 CL A             772739207   62,628    927,000 SH       SOLE                   927,000      0    0
RTI INTL METALS INC          NOTE 3.000%12/0  74973WAA5    8,117  7,950,000 PRN      SOLE                 7,950,000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506  165,025  2,300,000 SH  PUT  SOLE                 2,300,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605  205,335 13,000,000 SH  PUT  SOLE                13,000,000      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704  190,817  5,100,000 SH  PUT  SOLE                 5,100,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   64,848    400,000 SH  PUT  SOLE                   400,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   64,848    400,000 SH       SOLE                   400,000      0    0
SPDR SERIES TRUST            S&P OILGAS EXP   78464A730   68,292  1,200,000 SH  PUT  SOLE                 1,200,000      0    0
STONE ENERGY CORP            COM              861642106    1,359     47,532 SH       SOLE                    47,532      0    0
TFS FINL CORP                COM              87240R107   57,000  6,000,000 SH       SOLE                 6,000,000      0    0
TRANSOCEAN LTD               REG SHS          H8817H100  139,069  2,542,400 SH       SOLE                 2,542,400      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104  157,304  2,800,000 SH       SOLE                 2,800,000      0    0
UNITED AUTO GROUP INC        NOTE 3.500% 4/0  909440AH2   13,467 12,500,000 PRN      SOLE                12,500,000      0    0
UNITED TECHNOLOGIES CORP     COM              913017109   20,735    250,000 SH  PUT  SOLE                   250,000      0    0
VERIFONE SYS INC             COM              92342Y109    4,715     90,900 SH  PUT  SOLE                    90,900      0    0
VERIFONE SYS INC             COM              92342Y109    4,715     90,900 SH       SOLE                    90,900      0    0
VISTEON CORP                 COM NEW          92839U206   49,036    925,200 SH       SOLE                   925,200      0    0


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

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
WATSON PHARMACEUTICALS INC   COM              942683103   29,474    439,512 SH       SOLE                   439,512      0    0
WEBMD HEALTH CORP            COM              94770V102   31,975  1,250,000 SH       SOLE                 1,250,000      0    0
WELLPOINT INC                COM              94973V107   73,800  1,000,000 SH  CALL SOLE                 1,000,000      0    0
YAHOO INC                    COM              984332106  121,760  8,000,000 SH  CALL SOLE                 8,000,000      0    0
YAHOO INC                    COM              984332106   49,465  3,250,000 SH       SOLE                 3,250,000      0    0
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